As filed with the Securities and Exchange Commission on February 25, 2013

Securities Act File No. 333-141111

Investment Company Act File No. 811-22025

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 28	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 29 (Check appropriate box or boxes)	☒

ING SEPARATE PORTFOLIOS TRUST

(Exact Name of Registrant Specified in Charter)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr. c/o ING Investments LLC 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034 (Name and Address of Agent for Service)	With copies to: Jeffrey S. Puretz, Esq. Dechert, LLP 1900 K Street, N.W. Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 28 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 28 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona on the 25th day of February, 2013.

ING Separate Portfolios Trust

By:	/s/Huey P. Falgout, Jr.

Huey P. Falgout, Jr. Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES	TITLE	DATE

------------------------------------------- Shaun Mathews*	President, Chief Executive Officer and Interested Trustee	February 25, 2013

------------------------------------------- Todd Modic*	Senior Vice President and Chief/Principal Financial Officer	February 25, 2013

------------------------------------------- Colleen D. Baldwin*	Trustee	February 25, 2013

------------------------------------------- John V. Boyer*	Trustee	February 25, 2013

------------------------------------------- Patricia W. Chadwick*	Trustee	February 25, 2013

------------------------------------------- Peter S. Drotch*	Trustee	February 25, 2013

------------------------------------------- J. Michael Earley*	Trustee	February 25, 2013

------------------------------------------- Patrick W. Kenny*	Trustee	February 25, 2013

------------------------------------------- Sheryl K. Pressler*	Trustee	February 25, 2013

------------------------------------------- Roger B. Vincent*	Trustee	February 25, 2013

------------------------------------------- Robert W. Crispin*	Interested Trustee	February 25, 2013

* By: /s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-fact **

**         Powers of Attorney for Todd Modic, Shaun Mathews and each Trustee dated May 23, 2012 were filed as attachments to Post-Effective Amendment No. 11 to the Registrant’s Form N-1A Registration Statement on June 19, 2012 and incorporated herein by reference.

EXHIBIT INDEX

ING Separate Portfolios Trust

Exhibit Number	Exhibit Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase